Employees' retirement benefits	12 Months Ended
Mar. 31, 2014
Employees' retirement benefits

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plans (Defined Benefit Pension Plans)—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the contract-type corporate pension plans, which are the non-contributory defined benefit pension plans, sponsored by DOCOMO.

For the fiscal year ended March 31, 2014, DOCOMO decided to transition from NTT DOCOMO, INC.’s contract-type corporate pension plan to a defined contribution pension plan effective on and after April 1, 2014. NTT DOCOMO, INC.’s contract-type corporate pension plan continues to remain for the pension benefit earned up to March 31, 2014. Upon a curtailment of this pension plan, NTT DOCOMO, INC. fully amortized its prior service cost and recognized a curtailment gain of ¥5,131 million for the fiscal year ended March 31, 2014.

The following table presents reconciliations and changes in the contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2013 and 2014. DOCOMO uses a measurement date of March 31 for its contract-type corporate pension plans.

	Millions of yen
	2013	2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥202,403	¥214,805
Service cost	9,879	10,435
Interest cost	3,789	3,171
Actuarial (gain) loss	8,710	(11,418)
Transfer of liability from contract-type corporate pension plans of the NTT group	714	504
Other	852	—
Benefit payments	(11,542)	(11,442)

Projected benefit obligation, end of year	¥214,805	¥206,055

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥81,262	¥90,345
Actual return on plan assets	6,975	8,258
Employer contributions	5,323	3,765
Transfer of plan assets from contract-type corporate pension plans of the NTT group	171	118
Benefit payments	(3,386)	(3,646)

Fair value of plan assets, end of year	¥90,345	¥98,840

As of March 31:
Funded status	¥(124,460)	¥(107,215)

The amounts recognized in the consolidated balance sheets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Liability for employees’ retirement benefits	¥(124,517)	¥(120,296)
Asset for employees’ retirement benefits	57	13,081

Net amount recognized	¥(124,460)	¥(107,215)

Asset for employees’ retirement benefits is included in “Other assets” in the consolidated balance sheets.

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Actuarial gains (losses), net	¥(44,927)	¥(25,338)
Prior service cost, net	8,685	1,919
Transition obligation	(687)	(564)

Total	¥(36,929)	¥(23,983)

The accumulated benefit obligation for the contract-type corporate pension plans was ¥208,538 million and ¥206,052 million as of March 31, 2013 and 2014, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥214,724	¥205,939
Fair value of plan assets	90,207	98,670
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥208,457	¥205,937
Fair value of plan assets	90,207	98,670

The net periodic pension cost for the contract-type corporate pension plans for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Service cost	¥9,491	¥9,879	¥10,435
Interest cost on projected benefit obligation	3,831	3,789	3,171
Expected return on plan assets	(1,569)	(1,617)	(1,791)
Amortization of prior service cost	(1,907)	(1,898)	(1,635)
Curtailment gain	—	—	(5,131)
Amortization of actuarial gains and losses	1,644	1,667	1,704
Amortization of transition obligation	125	123	123

Net periodic pension cost	¥11,615	¥11,943	¥6,876

Other changes in plan assets and benefit obligations of the contract-type corporate pension plans recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥2,624	¥3,352	¥(17,885)
Prior service cost arising during period, net	121	—	—
Amortization of prior service cost	1,907	1,898	1,635
Curtailment gain	—	—	5,131
Amortization of actuarial gains and losses	(1,644)	(1,667)	(1,704)
Amortization of transition obligation	(125)	(123)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥2,883	¥3,460	¥(12,946)

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥14,498 million, ¥15,403 million and ¥(6,070) million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the fiscal year ending March 31, 2015 is ¥557 million, ¥112 million and ¥(851) million, respectively.

The assumptions used in determination of the contract-type corporate pension plans’ projected benefit obligations as of March 31, 2013 and 2014 were as follows:

	2013	2014
Discount rate	1.5%	1.4%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	2.0%	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9	2.9
Expected long-term rate of return on plan assets	2.0	2.0	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18 “Fair value measurements.”

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥356	¥356	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,138	19,868	270	—
Domestic corporate bonds	6,507	—	6,507	—
Foreign government bonds	5,296	5,224	72	—
Foreign corporate bonds	147	36	111	—
Equity securities
Domestic stocks	7,346	7,346	—	—
Foreign stocks	5,709	5,709	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	829	—	829	—
Domestic equity securities	718	—	718	—
Foreign debt securities	541	—	541	—
Foreign equity securities	725	—	725	—
Pooled funds	33,319	—	33,319	—
Life insurance company general accounts	15,036	—	15,036	—
Other	2,173	—	0	2,173

Total	¥98,840	¥38,539	¥58,128	¥2,173

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other mainly includes fund of hedge funds. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

The contract-type corporate pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2014 was: domestic bonds, 47.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 20.0%.

As of March 31, 2013 and 2014, securities owned by the contract-type corporate pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥267 million (0.3% of total plan assets) and ¥283 million (0.3% of total plan assets), respectively.

DOCOMO expects to contribute ¥1,126 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2015.

The benefit payments, which reflect expected future service under the contract-type corporate pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2015	¥11,284
2016	12,628
2017	12,447
2018	12,883
2019	12,038
2020-2024	65,607

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥15,414 million, ¥16,044 million and ¥15,982 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2013 and 2014 represented approximately 11.4% and 10.7% of the total members, respectively.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2013 and 2014. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2013 and 2014.

	Millions of yen
	2013	2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥102,784	¥116,939
Service cost	3,585	4,067
Interest cost	1,891	1,690
Actuarial (gain) loss	10,844	1,424
Plan amendment	—	(5,235)
Internal adjustment due to transfer of employees within the NTT group	(487)	30
Other	71	27
Benefit payments	(1,749)	(2,044)

Projected benefit obligation, end of year	¥116,939	¥116,898

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,864	¥70,235
Actual return on plan assets	7,439	7,031
Employer contributions	841	863
Employee contributions	420	406
Internal adjustment due to transfer of employees within the NTT group	(651)	10
Other	71	27
Benefit payments	(1,749)	(2,044)

Fair value of plan assets, end of year	¥70,235	¥(76,528)

As of March 31:
Funded status	¥(46,704)	¥(40,370)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Actuarial gains (losses), net	¥(22,983)	¥(17,807)
Prior service cost, net	356	4,973

Total	¥(22,627)	¥(12,834)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥90,670 million and ¥90,418 million as of March 31, 2013 and 2014, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥116,939	¥116,898
Fair value of plan assets	70,235	76,528
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥90,561	¥90,294
Fair value of plan assets	70,115	76,393

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Service cost	¥3,478	¥3,585	¥4,067
Interest cost on projected benefit obligation	1,897	1,891	1,690
Expected return on plan assets	(1,519)	(1,523)	(1,719)
Amortization of prior service cost	(357)	(356)	(618)
Amortization of actuarial gains and losses	1,024	1,077	1,288
Contribution from employees	(416)	(420)	(406)

Net periodic pension cost	¥4,107	¥4,254	¥4,302

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Prior service cost arising during period	¥—	¥—	¥(5,235)
Actuarial (gains) losses arising during period, net	2,154	4,928	(3,888)
Amortization of prior service cost	357	356	618
Amortization of actuarial gains and losses	(1,024)	(1,077)	(1,288)

Total recognized in “Accumulated other comprehensive income (loss)”	¥1,487	¥4,207	¥(9,793)

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥5,594 million, ¥8,461 million and ¥(5,491) million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the fiscal year ending March 31, 2015 is ¥686 million and ¥(525) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2013 and 2014 were as follows:

	2013	2014
Discount rate	1.5%	1.4%
Long-term rate of salary increases	3.9	3.4

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	2.0%	1.9%	1.5%
Long-term rate of salary increases	3.3	3.3	3.9
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18 “Fair value measurements.”

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥568	¥568	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,576	21,210	366	—
Domestic corporate bonds	5,843	—	5,843	—
Foreign government bonds	5,541	5,475	66	—
Foreign corporate bonds	92	12	80	—
Equity securities
Domestic stocks	13,477	13,477	—	—
Foreign stocks	8,284	8,284	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,295	—	1,295	—
Domestic equity securities	1,871	—	1,871	—
Foreign debt securities	1,298	—	1,298	—
Foreign equity securities	1,194	—	1,194	—
Pooled funds	6,704	—	6,704	—
Life insurance company general accounts	8,564	—	8,564	—
Other	221	—	2	219

Total	¥76,528	¥49,026	¥27,283	¥219

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2014 was: domestic bonds, 42.9%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 11.8%.

As of March 31, 2013 and 2014, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥4,473 million (0.5% of total plan assets) and ¥4,278 million (0.4% of total plan assets), respectively.

DOCOMO expects to contribute ¥2,031 million to the NTT CDBP in the fiscal year ending March 31, 2015.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2015	¥1,822
2016	1,936
2017	2,008
2018	2,126
2019	2,193
2020-2024	11,753